Provisions - Schedule of Changes in Provisions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provisions [line items]
Balance at the beginning of the year	R$ 3,242,994	R$ 3,499,589
Additions	(718,757)	(272,867)
Modifications	250,134
Write-offs	(638,327)	585,551
Interest incurred	257,419	246,147
Actuarial gains (losses) arising from changes in demographic assumptions, net of tax, defined benefit plans	(141)
Effect of change in financial assumptions	23	(888)
Effect of plan experience	(2,198)	1,406
Foreign currency exchange	191,890	(190,576)
Balance at the ending of the year	3,140,853	3,242,994
Current	736,430	834,288
Non-current	R$ 2,404,423	R$ 2,408,706
Nominal discount rate	10.70%	11.20%
Return of aircraft and engines(a)
Disclosure of provisions [line items]
Balance at the beginning of the year	R$ 2,675,266	R$ 2,241,439
Additions	(501,864)	(678,252)
Modifications	250,134
Write-offs	(401,014)	228,034
Interest incurred	239,078	144,563
Effect of change in financial assumptions	0	0
Effect of plan experience	0	0
Foreign currency exchange	191,890	(160,954)
Balance at the ending of the year	2,573,170	2,675,266
Current	497,525	654,897
Non-current	2,075,645	2,020,369
Tax, civil, labor and other risks
Disclosure of provisions [line items]
Balance at the beginning of the year	560,727	558,982
Additions	(216,778)	(181,136)
Modifications	0
Write-offs	(237,313)	179,391
Interest incurred	17,581	0
Effect of change in financial assumptions	0	0
Effect of plan experience	0	0
Foreign currency exchange	0	0
Balance at the ending of the year	557,773	560,727
Current	238,905	179,391
Non-current	318,868	381,336
Onerous contracts provision [member]
Disclosure of provisions [line items]
Balance at the beginning of the year	0	693,407
Additions	0	(586,634)
Modifications	0
Write-offs	0	178,126
Interest incurred	0	100,975
Effect of change in financial assumptions	0	0
Effect of plan experience	0	0
Foreign currency exchange	0	(29,622)
Balance at the ending of the year	0	0
Current	0	0
Non-current	0	0
Post -employment benefit
Disclosure of provisions [line items]
Balance at the beginning of the year	7,001	5,761
Additions	(115)	(113)
Modifications	0
Write-offs	0	0
Interest incurred	760	609
Actuarial gains (losses) arising from changes in demographic assumptions, net of tax, defined benefit plans	(141)
Effect of change in financial assumptions	23	(888)
Effect of plan experience	2,198	1,406
Foreign currency exchange	0	0
Balance at the ending of the year	9,910	7,001
Current	0	0
Non-current	R$ 9,910	R$ 7,001